ACQUISITION AND DISPOSAL OF SUBSIDIARIES	12 Months Ended
Dec. 31, 2020
ACQUISITION AND DISPOSAL OF SUBSIDIARIES
ACQUISITION AND DISPOSAL OF SUBSIDIARIES

4.    ACQUISITION AND DISPOSAL OF SUBSIDIARIES

Acquisitions in 2020

BJ JHC

On November 17, 2020, the Company through its subsidiaries, YF WOFE and 21Vianet Saturn, acquired 100% equity interests in Splendid Oriental Limited (“Splendid”) which controls BJ JHC and its subsidiary BJ ST at a total cash consideration of RMB432,015 (US$66,209). Among which, RMB200,000 (US$30,651) is refundable if certain conditions are not achieved and is accounted as contingent consideration. The purpose of the transaction is to establish a new data center. As Splendid, BJ JHC and BJ ST do not possess all the elements that are necessary to conduct normal operations as a business and had not yet commenced operations, such acquisition is accounted for as an acquisition of assets. As of December 31, 2020, certain conditions in relation to RMB200,000 (US$30,651) are not met and the corresponding asset is not recognized until the contingency is resolved. The carrying amount of the net identifiable assets were as follows:

	RMB	US$
Net assets acquired:
Property and equipment, net	279,556	42,843
Operating permits (Note 9)	110,418	16,922
Customer contract (Note 9)	33,208	5,089
Operating lease right-of-use assets, net	112,398	17,226
Deferred tax assets	3,150	483
Other non-current assets	4,428	678
Cash and cash equivalents	30,319	4,647
Other current assets	8,833	1,354
Other current liabilities	(90,805)	(13,916)
Operating lease liabilities	(120,120)	(18,409)
Finance lease liabilities	(84,082)	(12,886)
Deferred tax liabilities	(55,288)	(8,473)
Total consideration in cash	232,015	35,558

As of December 31, 2020, the Company, through its subsidiaries, YF WOFE and 21Vianet Saturn, made prepayments amounting to RMB844,309 (US$129,396) to acquire potential equity interests for the purpose of establishing data centers. As the closing conditions have not been achieved and the prepayments were refundable if acquisition is not completed, the prepayments were recorded as other non-current assets on the consolidated balance sheet as of December 31, 2020.

4.    ACQUISITION AND DISPOSAL OF SUBSIDIARIES (CONTINUED)

Acquisition in 2020 (continued)

SH Shuzhong

On June 30, 2020, as part of its business strategy to expand the existing hosting service, the Company through its subsidiary, SH Shilian, acquired 100% of the equity interests in SH Shuzhong which primarily provides internet data center service from a third party selling shareholder, for a total cash consideration of RMB36,667 (US$5,619). As SH Shuzhong is in operations and possess all the elements that are necessary to conduct normal operations as a business, such acquisition is accounted for as business combination. The initial accounting is incomplete as certain liabilities are provisional.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as of the date of acquisition:

	RMB	US$
Property and equipment, net	348,475	53,406
Operating lease right-of-use assets, net	81,034	12,419
Customer contract (Note 9)	33,500	5,134
Purchased software	23	4
Deferred tax assets	14,848	2,275
Other non-current assets	1,685	258
Other current assets	44,774	6,862
Total assets acquired	524,339	80,358
Other current liabilities	(406,932)	(62,365)
Operating lease liabilities	(45,034)	(6,902)
Deferred tax liabilities	(41,169)	(6,309)
Total liabilities assumed	(493,135)	(75,576)
Net assets acquired	31,204	4,782
Purchase consideration	36,667	5,619
Goodwill	5,463	837

The revenue and net profit since the acquisition date included in the consolidated statement of operations for the year ended December 31, 2020 were RMB41,928 (US$6,426) and RMB5,579 (US$855), respectively. The goodwill, which is not tax deductible, is primarily attributable to synergies expected to be achieved from the acquisition.

4.    ACQUISITION AND DISPOSAL OF SUBSIDIARIES (CONTINUED)

Acquisition in 2020 (continued)

Shulifang

On June 24, 2020, the Company through its subsidiary, SH Shilian, entered into a share purchase agreement to acquire 100% equity interests in Shulifang at a total cash consideration of RMB43,000 (US$6,590) in installment upon achievement of certain conditions which is accounted as contingent consideration and the corresponding asset will only be recognized when the contingency is resolved. The purpose is to establish a new data center. As Shulifang does not possess all the elements that are necessary to conduct normal operations as a business and had not yet commenced operations, such acquisition is accounted for as an acquisition of assets. The transaction was closed on July 21, 2020. As of December 31, 2020, the condition of the last contingent consideration amounted to RMB10,000 (US$1,533) was not yet met. The contingent consideration obligation is not accounted for until the contingency is resolved. Carrying amount of the net identifiable assets of Shulifang were as follows:

	RMB	US$
Net assets acquired:
Operating permits (Note 9)	45,134	6,917
Operating lease right-of-use assets, net	15,206	2,330
Other non-current assets	15,409	2,362
Cash and cash equivalents	53	8
Other current assets	601	91
Operating lease liabilities	(15,206)	(2,330)
Other current liabilities	(16,913)	(2,592)
Deferred tax liabilities	(11,284)	(1,729)
Total consideration in cash	33,000	5,057

LF Huahai

On September 11, 2020 and October 28, 2020, the Company through its subsidiaries, SH Shilian and 21Vianet Venus International Investment Limited (“21Vianet Venus”), acquired 69.93% and 30.07% equity interests in LF Huahai at a total cash consideration of RMB59,500 (US$9,119) and RMB25,500 (US$3,908), respectively. The purpose is to establish a new data center with the acquired property. As LF Huahai does not possess all the elements that are necessary to conduct normal operations as a business and had not yet commenced operations, such acquisition is accounted for as an acquisition of assets. Carrying amount of the net identifiable assets of LF Huahai were as follows:

	RMB	US$
Net assets acquired:
Operating permits (Note 9)	119,352	18,291
Operating lease right-of-use assets, net	183,174	28,073
Other non-current assets	27,524	4,218
Cash and cash equivalents	173	27
Other current assets	4,088	627
Other current liabilities	(35,600)	(5,456)
Operating lease liabilities	(183,873)	(28,180)
Deferred tax liabilities	(29,838)	(4,573)
Total consideration in cash	85,000	13,027

4.    ACQUISITION AND DISPOSAL OF SUBSIDIARIES (CONTINUED)

Acquisitions in 2019

BJ Shuhai

On January 2, 2019, the Company through its subsidiary, 21Vianet Beijing acquired 100% equity interests in BJ Shuhai at a total cash consideration of RMB98,255 in installment upon achievement of certain conditions which is accounted as contingent consideration and the corresponding asset will only be recognized when the contingency is resolved. The purpose is to establish a new data center with the acquired property. As BJ Shuhai does not possess all the elements that are necessary to conduct normal operations as a business and had not yet commenced operations, such acquisition is accounted for as an acquisition of assets.

As of December 31, 2020, the condition of the last payment of the total consideration was not yet met. RMB30,000 in relation to the last payment was considered as a contingent consideration. The carrying amounts of the net identifiable assets of BJ Shuhai were as follows:

RMB
Net assets acquired:
Operating permits (Note 9)	100,380
Cash and cash equivalents	59
Other current assets	9,625
Right-of-use assets	129,937
Other current liabilities	(16,714)
Lease liabilities	(129,937)
Deferred tax liabilities	(25,095)
Total consideration in cash	68,255

Shihua Holdings 2

In March 2017, the Company and Warburg Pincus set up a joint venture, Shihua Holdings 2, with the equity interest of 49% and 51%, respectively (Note 12). The Company accounted for the investment in the joint venture under equity method investments for its ability to exercise significant influence.

In July 2019, the Company entered into restructuring agreements with Warburg Pincus and the transaction. Pursuant to the restructuring agreement, Shihua Holdings 2 transferred 100% of the equity interest in some subsidiaries at the consideration equivalent to the subsidiaries’ paid-in capital to Warburg Pincus’s wholly owned subsidiaries, Marble SH and Marble Holdings. Thereafter, Shihua Holdings 2 repurchased and cancelled all Warburg Pincus’s shares in Shihua Holdings 2. Upon completion of restructuring on August 20, 2019, the Company became the sole shareholder in Shihua Holdings 2, including its wholly owned subsidiary, Hongming Logistics. As Shihua Holdings 2 and its subsidiaries do not possess all the elements that are necessary to conduct normal operations as a business and had not yet commenced operations, such acquisition is accounted for as an acquisition of assets. The carrying amounts of the net identifiable assets of Shihua Holdings 2 at the acquisition date were as follows:

RMB
Net assets acquired:
Property and land use right	150,880
Construction-in-progress	465
Cash and cash equivalents	67,563
Other current assets	1,333,329
Other current liabilities	(1,203,894)
Deferred tax liabilities	(33,096)
Total consideration*	315,247

*	Consideration transferred is the carrying amount of the previously held 49% of equity interest.

4.    ACQUISITION AND DISPOSAL OF SUBSIDIARIES (CONTINUED)

Acquisition in 2019 (continued)

NT Chenghong

On December 24, 2019, the Company through its subsidiary, 21Vianet Beijing acquired 100% equity interests in NT Chenghong with total cash consideration of RMB80,000. The purpose of this transaction for the Company is to acquire the property to establish a new data center. As NT Chenghong does not possess all the elements that are necessary to conduct normal operations as a business and had not yet commenced operations, such acquisition is accounted for as an acquisition of assets. The carrying amounts of the net identifiable assets of NT Chenghong at the acquisition date were as follows:

RMB
Net assets acquired:
Construction-in-progress	158,471
Equipment	13
Cash and cash equivalents	129
Other current assets	11,840
Other current liabilities	(88,830)
Deferred tax liabilities	(1,623)
Total consideration in cash	80,000